UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim S&P 500® Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim S&P 500® Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $5,688,728 of securities on loan) (1)	$660,108,493
Cash	157,642
Dividends receivable	870,773
Subscriptions receivable	1,599,870

Total assets	662,736,778

LIABILITIES:
Due to investment adviser	371,533
Payable upon return of securities loaned	5,855,658
Redemptions payable	2,764,195
Variation margin on futures contracts	146,613

Total liabilities	9,137,999

NET ASSETS	$653,598,779

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$6,979,996
Additional paid-in capital	715,121,657
Net unrealized depreciation on investments and futures contracts	(60,345,216)
Undistributed net investment income	160,871
Accumulated net realized loss on investments and futures contracts	(8,318,529)

NET ASSETS	$653,598,779

NET ASSET VALUE PER OUTSTANDING SHARE	$9.36
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	69,799,956

(1) Cost of investments in securities	$719,662,403

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$3,883
Income from securities lending	11,547
Dividends	6,941,998

Total income	6,957,428

EXPENSES:
Management fees	2,150,037

NET INVESTMENT INCOME	4,807,391

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	628,936
Net realized loss on futures contracts	(747,156)
Change in net unrealized depreciation on investments	(54,282,195)
Change in net unrealized depreciation on futures contracts	(803,274)

Net realized and unrealized loss on investments and futures contracts	(55,203,689)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,396,298)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,807,391	$11,496,821
Net realized gain on investments	628,936	1,821,592
Net realized gain (loss) on futures contracts	(747,156)	4,673,852
Change in net unrealized depreciation on investments	(54,282,195)	147,845,641
Change in net unrealized appreciation (depreciation) on futures contracts	(803,274)	(339,330)

Net increase (decrease) in net assets resulting from operations	(50,396,298)	165,498,576

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,646,520)	(11,494,536)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	196,623,935	335,536,492
Reinvestment of distributions	4,646,520	11,494,536
Redemptions of shares	(249,267,043)	(325,382,750)

Net increase (decrease) in net assets resulting from share transactions	(47,996,588)	21,648,278

Total increase (decrease) in net assets	(103,039,406)	175,652,318

NET ASSETS:
Beginning of period	756,638,185	580,985,867

End of period (1)	$653,598,779	$756,638,185

OTHER INFORMATION:

SHARES:
Sold	19,157,318	39,116,810
Issued in reinvestment of distributions	475,104	1,252,085
Redeemed	(24,515,189)	(36,685,868)

Net increase (decrease)	(4,882,767)	3,683,027

(1) Including undistributed net investment income	$160,871

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.13		$8.18	$13.57	$13.31	$11.99	$11.77

Income from Investment Operations

Net investment income	0.07		0.15	0.18	0.19	0.17	0.15
Net realized and unrealized gain (loss)	(0.77)		1.95	(5.19)	0.45	1.64	0.35

Total Income (Loss) From
Investment Operations	(0.70)		2.10	(5.01)	0.64	1.81	0.50

Less Distributions

From net investment income	(0.07)		(0.15)	(0.18)	(0.19)	(0.17)	(0.15)
From net realized gains				(0.20)	(0.19)	(0.32)	(0.13)

Total Distributions	(0.07)		(0.15)	(0.38)	(0.38)	(0.49)	(0.28)

Net Asset Value, End of Period	$9.36		$10.13	$8.18	$13.57	$13.31	$11.99

Total Return ±	(6.97%)	^	25.86%	(37.50%)	4.83%	15.21%	4.27%

Net Assets, End of Period ($000)	$653,599		$756,638	$580,986	$839,896	$772,793	$695,210

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.34%	*	1.76%	1.75%	1.39%	1.36%	1.28%

Portfolio Turnover Rate	3.24%	^	15.44%	10.49%	11.84%	10.72%	9.97%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		18,238,211		-		-		18,238,211
Agriculture		1,142,587		-		-		1,142,587
Air freight		6,504,797		-		-		6,504,797
Airlines		566,388		-		-		566,388
Auto parts & equipment		1,419,698		-		-		1,419,698
Automobiles		2,704,134		-		-		2,704,134
Banks		19,630,948		-		-		19,630,948
Biotechnology		12,223,948		-		-		12,223,948
Broadcast/media		18,865,488		-		-		18,865,488
Building materials		260,715		-		-		260,715
Chemicals		11,512,683		-		-		11,512,683
Communications - equipment		14,582,117		-		-		14,582,117
Computer hardware &
systems		40,106,358		-		-		40,106,358
Computer software &
services		34,802,279		-		-		34,802,279
Conglomerates		14,671,203		-		-		14,671,203
Containers		1,319,641		-		-		1,319,641
Cosmetics & personal care		1,920,978		-		-		1,920,978
Distributors		1,318,242		-		-		1,318,242
Electric companies		12,444,677		-		-		12,444,677
Electronic instruments &
equipment		6,605,328		-		-		6,605,328
Electronics - semiconductor		16,096,660		-		-		16,096,660
Engineering & construction		1,484,680		-		-		1,484,680
Financial services		35,394,867		-		-		35,394,867
Food & beverages		39,152,577		-		-		39,152,577
Gold, metals & mining		6,825,754		-		-		6,825,754
Health care related		14,122,096		-		-		14,122,096
Homebuilding		510,535		-		-		510,535
Hotels/motels		2,201,603		-		-		2,201,603
Household goods		18,806,702		-		-		18,806,702
Independent power producer		1,241,075		-		-		1,241,075
Insurance related		25,326,360		-		-		25,326,360
Investment bank/brokerage
firm		8,584,548		-		-		8,584,548
Leisure & entertainment		1,558,079		-		-		1,558,079
Machinery		11,164,928		-		-		11,164,928
Manufacturing		328,494		-		-		328,494
Medical products		11,694,276		-		-		11,694,276
Miscellaneous		732,155		-		-		732,155
Office equipment & supplies		1,295,851		-		-		1,295,851
Oil & gas		68,455,825		-		-		68,455,825
Paper & forest products		1,439,742		-		-		1,439,742
Personal loans		5,357,938		-		-		5,357,938
Pharmaceuticals		39,196,190		-		-		39,196,190
Photography/imaging		91,682		-		-		91,682
Pollution control		2,059,448		-		-		2,059,448
Printing & publishing		1,377,392		-		-		1,377,392
Railroads		5,048,839		-		-		5,048,839
Real estate		8,780,722		-		-		8,780,722
Restaurants		7,695,863		-		-		7,695,863
Retail		26,546,730		-		-		26,546,730
Savings & loans		719,172		-		-		719,172
Shoes		1,813,650		-		-		1,813,650
Specialized services		10,839,728		-		-		10,839,728
Telephone &
telecommunications		19,162,880		-		-		19,162,880
Textiles		1,489,483		-		-		1,489,483
Tobacco		10,052,730		-		-		10,052,730
Transportation		138,673		-		-		138,673
Utilities		9,848,832		-		-		9,848,832
Short-term Investments		5,855,658		16,775,656		-		22,631,314
Total Assets		643,332,837		16,775,656		-		660,108,493
Liabilities
Other Financial Instruments*		146,613		-		-		146,613
Total Liabilities		146,613		-		-		146,613
Total		$643,186,224		$16,775,656		$-		$659,961,880

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $22,785,350 and $84,084,551 respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $725,892,636.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,103,484 and gross depreciation of securities in which there was an excess of tax cost over value of $132,887,627 resulting in net depreciation of $65,784,143.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$146,613

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$(747,156)	Change in net unrealized depreciation on futures contracts	$(803,274)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months June 30, 2010.

6.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $5,688,728 and received collateral of $5,855,658 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	7.97%
Consumer Products & Services	21.23%
Financial Services	15.61%
Health Care Related	11.70%
Industrial Products & Services	4.67%
Natural Resources	11.98%
Short Term Investments (inc Sec Lend Collat)	3.43%
Technology	17.55%
Transportation	2.48%
Utilities	3.38%
100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.79%
51,581	Boeing Co	3,236,708
26,590	General Dynamics Corp	1,557,110
8,542	Goodrich Corp	565,908
52,598	Honeywell International Inc	2,052,900
12,557	ITT Corp	564,061
7,991	L-3 Communications Holdings Inc	566,082
21,432	Lockheed Martin Corp	1,596,684
20,909	Northrop Grumman Corp	1,138,286
9,689	Precision Castparts Corp	997,192
25,734	Raytheon Co	1,245,268
10,803	Rockwell Collins Inc	573,963
63,843	United Technologies Corp	4,144,049
		$18,238,211

Agriculture --- 0.17%
44,252	Archer-Daniels-Midland Co	1,142,587
		$1,142,587

Air Freight --- 1.00%
11,528	CH Robinson Worldwide Inc	641,649
14,557	Expeditors International of Washington Inc	502,362
21,537	FedEx Corp	1,509,959
67,689	United Parcel Service Inc Class B	3,850,827
		$6,504,797

Airlines --- 0.09%
50,980	Southwest Airlines Co	566,388
		$566,388

Auto Parts & Equipment --- 0.22%
17,865	Goodyear Tire & Rubber Co *	177,578
46,227	Johnson Controls Inc	1,242,120
		$1,419,698

Automobiles --- 0.41%
232,836	Ford Motor Co * †	2,346,987
16,066	Harley-Davidson Inc	357,147
		$2,704,134

Banks --- 3.00%
47,367	BB&T Corp	1,246,226
11,817	Comerica Inc	435,220
54,663	Fifth Third Bancorp	671,808
15,099	First Horizon National Corp	172,886
48,705	Huntington Bancshares Inc	269,826
60,259	KeyCorp	463,392
5,670	M&T Bank Corp	481,666
35,452	Marshall & Ilsley Corp	254,545
35,943	PNC Financial Services Group Inc	2,030,780
81,578	Regions Financial Corp	536,783
34,336	SunTrust Banks Inc	800,029
130,353	US Bancorp	2,913,390
356,249	Wells Fargo & Co ~	9,119,974
10,868	Zions Bancorp †	234,423
		$19,630,948

Biotechnology --- 1.87%
65,646	Amgen Inc *	3,452,980
18,652	Biogen Idec Inc *	885,037
31,675	Celgene Corp *	1,609,723
5,031	Cephalon Inc *	285,509
18,270	Genzyme Corp *	927,568
62,059	Gilead Sciences Inc *	2,127,383
12,254	Life Technologies Corp *	579,002
3,737	Millipore Corp *	398,551
7,676	PerkinElmer Inc	158,663
28,127	Thermo Fisher Scientific Inc *	1,379,629
6,490	Waters Corp *	419,903
		$12,223,948

Broadcast/Media --- 2.89%
46,538	CBS Corp Class B	601,736
193,371	Comcast Corp Class A	3,358,854
62,309	DIRECTV Class A *	2,113,521
19,533	Discovery Communications Inc Class A *	697,523
32,322	Interpublic Group of Cos Inc *	230,456
153,335	News Corp Class A	1,833,887
21,409	Omnicom Group Inc	734,329
5,911	Scripps Networks Interactive Inc	238,450
24,268	Time Warner Cable Inc	1,263,877
78,291	Time Warner Inc	2,263,393
41,806	Viacom Inc Class B	1,311,454
133,905	Walt Disney Co	4,218,008
		$18,865,488

Building Materials --- 0.04%
24,230	Masco Corp	260,715
		$260,715

Chemicals --- 1.76%
14,575	Air Products & Chemicals Inc	944,606
5,502	Airgas Inc	342,224
4,777	CF Industries Holdings Inc	303,101
78,845	Dow Chemical Co	1,870,203
4,882	Eastman Chemical Co	260,503
16,337	Ecolab Inc	733,695
61,503	EI du Pont de Nemours & Co	2,127,389
4,804	FMC Corp	275,894
5,261	International Flavors & Fragrances Inc	223,172
37,125	Monsanto Co	1,715,917
11,481	PPG Industries Inc	693,567
21,142	Praxair Inc	1,606,581
8,345	Sigma-Aldrich Corp	415,831
		$11,512,683

Communications - Equipment --- 2.23%
390,787	Cisco Systems Inc * ~	8,327,671
9,033	Harris Corp	376,224
14,566	JDS Uniphase Corp *	143,329
36,163	Juniper Networks Inc *	825,240
159,100	Motorola Inc *	1,037,332
112,507	QUALCOMM Inc	3,694,730
27,792	Tellabs Inc	177,591
		$14,582,117

Computer Hardware & Systems --- 6.14%
62,225	Apple Inc * ~	15,651,454
118,651	Dell Inc *	1,430,931
140,640	EMC Corp *	2,573,712
160,632	Hewlett-Packard Co ~	6,952,153
87,811	International Business Machines Corp ~	10,842,902
5,147	Lexmark International Inc Class A *	170,006
23,306	NetApp Inc *	869,547
8,334	QLogic Corp *	138,511
15,651	SanDisk Corp *	658,438
11,533	Teradata Corp *	351,526
15,490	Western Digital Corp *	467,178
		$40,106,358

Computer Software & Services --- 5.32%
36,072	Adobe Systems Inc *	953,383
11,511	Akamai Technologies Inc *	467,001
15,742	Autodesk Inc *	383,475
12,586	BMC Software Inc *	435,853
27,247	CA Inc	501,345
12,567	Citrix Systems Inc *	530,704
16,615	Compuware Corp *	132,588
77,528	eBay Inc *	1,520,324
22,313	Electronic Arts Inc *	321,307
16,554	Google Inc Class A * ~	7,365,702
21,775	Intuit Inc *	757,117
10,816	McAfee Inc *	332,268
520,938	Microsoft Corp ~	11,986,783
22,120	Novell Inc *	125,642
266,649	Oracle Corp	5,722,288
12,672	Red Hat Inc *	366,728
7,544	Salesforce.com Inc *	647,426
55,795	Symantec Corp *	774,435
12,937	VeriSign Inc *	343,477
82,027	Yahoo! Inc *	1,134,433
		$34,802,279

Conglomerates --- 2.24%
48,833	3M Co	3,857,319
728,390	General Electric Co ~	10,503,384
18,297	Textron Inc	310,500
		$14,671,203

Containers --- 0.20%
6,339	Ball Corp	334,889
7,871	Bemis Co Inc	212,517
11,338	Owens-Illinois Inc *	299,890
8,782	Pactiv Corp *	244,579
11,550	Sealed Air Corp	227,766
		$1,319,641

Cosmetics & Personal Care --- 0.29%
29,387	Avon Products Inc	778,755
8,101	Estee Lauder Cos Inc Class A	451,469
13,782	Mead Johnson Nutrition Co	690,754
		$1,920,978

Distributors --- 0.20%
9,076	Fastenal Co †	455,525
10,943	Genuine Parts Co	431,701
4,334	WW Grainger Inc	431,016
		$1,318,242

Electric Companies --- 1.90%
11,143	Allegheny Energy Inc	230,437
32,892	American Electric Power Co Inc	1,062,412
89,888	Duke Energy Corp	1,438,208
22,408	Edison International	710,782
13,007	Entergy Corp	931,561
45,454	Exelon Corp	1,725,888
20,978	FirstEnergy Corp	739,055
28,476	NextEra Energy Inc	1,388,490
11,798	Northeast Utilities	300,613
16,129	Pepco Holdings Inc	252,903
7,371	Pinnacle West Capital Corp	268,009
30,643	PPL Corp	764,543
19,233	Progress Energy Inc	754,318
56,414	Southern Co	1,877,458
		$12,444,677

Electronic Instruments & Equipment --- 1.01%
23,731	Agilent Technologies Inc *	674,672
11,770	Amphenol Corp Class A	462,326
107,263	Corning Inc	1,732,297
51,222	Emerson Electric Co	2,237,889
3,325	First Solar Inc * †	378,485
10,209	FLIR Systems Inc *	296,980
9,765	Rockwell Automation Inc	479,364
6,135	Roper Industries Inc	343,315
		$6,605,328

Electronics - Semiconductor --- 2.46%
37,529	Advanced Micro Devices Inc *	274,712
20,267	Altera Corp	502,824
20,048	Analog Devices Inc	558,537
91,844	Applied Materials Inc	1,103,965
29,642	Broadcom Corp Class A	977,297
380,409	Intel Corp ~	7,398,955
11,523	KLA-Tencor Corp	321,261
15,301	Linear Technology Corp	425,521
47,585	LSI Corp *	218,891
16,230	MEMC Electronic Materials Inc *	160,352
12,373	Microchip Technology Inc †	343,227
58,359	Micron Technology Inc *	495,468
15,758	National Semiconductor Corp	212,103
6,187	Novellus Systems Inc *	156,902
38,139	NVIDIA Corp *	389,399
11,364	Teradyne Inc *	110,799
84,473	Texas Instruments Inc	1,966,532
18,999	Xilinx Inc	479,915
		$16,096,660

Engineering & Construction --- 0.23%
12,293	Fluor Corp	522,452
8,363	Jacobs Engineering Group Inc *	304,748
13,870	Quanta Services Inc *	286,415
8,466	Vulcan Materials Co	371,065
		$1,484,680

Financial Services --- 5.42%
684,786	Bank of America Corp ~	9,840,375
83,024	Bank of New York Mellon Corp	2,049,863
1,543,777	Citigroup Inc *	5,804,601
4,582	CME Group Inc	1,290,062
5,762	Federated Investors Inc Class B †	119,331
10,258	Franklin Resources Inc	884,137
5,029	IntercontinentalExchange Inc *	568,428
31,831	Invesco Ltd	535,716
12,701	Janus Capital Group Inc	112,785
272,104	JPMorgan Chase & Co ~	9,961,727
10,808	Legg Mason Inc	302,948
13,142	Leucadia National Corp *	256,400
13,453	Moody's Corp †	267,984
10,826	NASDAQ OMX Group Inc *	192,486
16,617	Northern Trust Corp	776,014
17,832	NYSE Euronext	492,698
34,084	State Street Corp	1,152,721
17,720	T Rowe Price Group Inc	786,591
		$35,394,867

Food & Beverages --- 5.99%
7,425	Brown-Forman Corp Class B	424,933
13,028	Campbell Soup Co	466,793
157,291	Coca-Cola Co ~	7,883,425
21,806	Coca-Cola Enterprises Inc	563,903
30,457	ConAgra Foods Inc	710,257
13,252	Constellation Brands Inc Class A *	206,996
30,049	Costco Wholesale Corp	1,647,587
12,015	Dean Foods Co *	120,991
17,439	Dr Pepper Snapple Group Inc	652,044
45,008	General Mills Inc	1,598,684
11,407	Hershey Co	546,738
21,726	HJ Heinz Co	938,998
4,826	Hormel Foods Corp	195,357
8,172	JM Smucker Co	492,118
17,497	Kellogg Co	880,099
118,311	Kraft Foods Inc Class A	3,312,708
44,798	Kroger Co	882,073
8,817	McCormick & Co Inc	334,693
10,792	Molson Coors Brewing Co Class B	457,149
110,432	PepsiCo Inc	6,730,830
26,157	Safeway Inc	514,247
47,920	Sara Lee Corp	675,672
14,094	SUPERVALU Inc	152,779
40,755	Sysco Corp	1,164,370
20,353	Tyson Foods Inc Class A	333,586
142,447	Wal-Mart Stores Inc	6,847,427
11,608	Whole Foods Market Inc *	418,120
		$39,152,577

Gold, Metals & Mining --- 1.04%
8,607	AK Steel Holding Corp	102,596
70,007	Alcoa Inc	704,271
6,528	Allegheny Technologies Inc	288,472
8,921	Cliffs Natural Resources Inc	420,714
32,098	Freeport-McMoRan Copper & Gold Inc	1,897,955
33,776	Newmont Mining Corp	2,085,330
21,665	Nucor Corp	829,336
6,705	Titanium Metals Corp *	117,941
9,835	United States Steel Corp	379,139
		$6,825,754

Health Care Related --- 2.16%
29,833	Aetna Inc	786,995
19,788	AmerisourceBergen Corp	628,269
24,954	Cardinal Health Inc	838,704
4,682	Cerner Corp *	355,317
18,795	CIGNA Corp	583,773
10,910	Coventry Health Care Inc *	192,889
7,011	DaVita Inc *	437,767
37,862	Express Scripts Inc *	1,780,271
11,666	Humana Inc *	532,786
7,293	Laboratory Corp of America Holdings *	549,528
18,452	McKesson Corp	1,239,236
31,329	Medco Health Solutions Inc *	1,725,601
6,071	Patterson Cos Inc	173,206
10,097	Quest Diagnostics Inc	502,528
28,059	Tenet Healthcare Corp *	121,776
78,756	UnitedHealth Group Inc	2,236,670
29,364	WellPoint Inc *	1,436,780
		$14,122,096

Homebuilding --- 0.08%
18,455	DR Horton Inc	181,413
11,120	Lennar Corp Class A	154,679
21,068	Pulte Group Inc *	174,443
		$510,535

Hotels/Motels --- 0.34%
30,082	Carnival Corp	909,680
17,407	Marriott International Inc Class A	521,165
12,837	Starwood Hotels & Resorts Worldwide Inc	531,837
11,863	Wyndham Worldwide Corp	238,921
		$2,201,603

Household Goods --- 2.88%
9,607	Clorox Co	597,171
33,614	Colgate-Palmolive Co	2,647,439
10,313	Fortune Brands Inc	404,063
4,562	Harman International Industries Inc *	136,358
28,627	Kimberly-Clark Corp	1,735,655
9,755	Leggett & Platt Inc	195,685
18,432	Newell Rubbermaid Inc	269,845
197,120	Procter & Gamble Co ~	11,823,258
10,886	Stanley Black & Decker Inc	549,961
5,093	Whirlpool Corp	447,267
		$18,806,702

Independent Power Producer --- 0.19%
45,855	AES Corp *	423,700
13,785	Constellation Energy Group Inc	444,567
17,577	NRG Energy Inc *	372,808
		$1,241,075

Insurance Related --- 3.88%
32,241	Aflac Inc	1,375,723
36,939	Allstate Corp	1,061,257
8,973	American International Group Inc * †	309,030
18,002	Aon Corp	668,234
7,693	Assurant Inc	266,947
112,929	Berkshire Hathaway Inc Class B * ~	8,999,312
22,695	Chubb Corp	1,134,977
10,794	Cincinnati Financial Corp	279,241
34,123	Genworth Financial Inc *	445,988
29,284	Hartford Financial Services Group Inc	648,055
20,740	Lincoln National Corp	503,775
23,983	Loews Corp	798,874
36,293	Marsh & McLennan Cos Inc	818,407
55,746	MetLife Inc	2,104,969
21,897	Principal Financial Group Inc	513,266
46,378	Progressive Corp	868,196
31,973	Prudential Financial Inc	1,715,671
5,479	Torchmark Corp	271,265
33,983	Travelers Cos Inc	1,673,663
22,764	Unum Group	493,979
23,456	XL Capital Ltd Class A	375,531
		$25,326,360

Investment Bank/Brokerage Firm --- 1.31%
17,532	Ameriprise Financial Inc	633,431
65,631	Charles Schwab Corp	930,647
13,402	E*Trade Financial Corp *	158,412
35,280	Goldman Sachs Group Inc	4,631,206
96,116	Morgan Stanley	2,230,852
		$8,584,548

Leisure & Entertainment --- 0.24%
8,913	Hasbro Inc	366,324
20,050	International Game Technology	314,785
24,821	Mattel Inc	525,213
4,612	Wynn Resorts Ltd	351,757
		$1,558,079

Machinery --- 1.71%
42,932	Caterpillar Inc	2,578,925
13,876	Cummins Inc	903,744
35,846	Danaher Corp	1,330,604
29,140	Deere & Co	1,622,515
12,788	Dover Corp	534,411
11,402	Eaton Corp	746,147
3,770	Flowserve Corp	319,696
26,562	Illinois Tool Works Inc	1,096,479
25,014	PACCAR Inc	997,308
7,836	Pall Corp	269,323
11,043	Parker Hannifin Corp	612,445
3,748	Snap-on Inc	153,331
		$11,164,928

Manufacturing --- 0.05%
12,574	Jabil Circuit Inc	167,234
8,841	Molex Inc	161,260
		$328,494

Medical Products --- 1.79%
41,566	Baxter International Inc	1,689,242
16,332	Becton Dickinson & Co	1,104,370
103,936	Boston Scientific Corp *	602,829
12,123	CareFusion Corp *	275,192
6,630	CR Bard Inc	514,024
10,195	DENTSPLY International Inc	304,932
11,139	Hospira Inc *	639,936
2,628	Intuitive Surgical Inc *	829,449
75,243	Medtronic Inc	2,729,064
21,994	St Jude Medical Inc *	793,763
19,441	Stryker Corp	973,216
8,535	Varian Medical Systems Inc *	446,210
14,654	Zimmer Holdings Inc *	792,049
		$11,694,276

Miscellaneous --- 0.11%
9,556	Cintas Corp	229,057
3,481	Dun & Bradstreet Corp	233,645
11,997	Iron Mountain Inc	269,453
		$732,155

Office Equipment & Supplies --- 0.20%
7,542	Avery Dennison Corp	242,325
13,945	Pitney Bowes Inc	306,232
92,947	Xerox Corp	747,294
		$1,295,851

Oil & Gas --- 10.47%
33,884	Anadarko Petroleum Corp	1,222,873
22,899	Apache Corp	1,927,867
29,390	Baker Hughes Inc	1,221,742
6,949	Cabot Oil & Gas Corp	217,643
17,091	Cameron International Corp *	555,799
44,600	Chesapeake Energy Corp	934,370
137,080	Chevron Corp ~	9,302,249
101,409	ConocoPhillips	4,978,168
15,139	Consol Energy Inc	511,093
27,276	Denbury Resources Inc *	399,321
30,614	Devon Energy Corp	1,865,005
4,768	Diamond Offshore Drilling Inc †	296,522
48,139	El Paso Corp	534,824
17,390	EOG Resources Inc	1,710,654
349,852	Exxon Mobil Corp ~	19,966,069
8,384	FMC Technologies Inc *	441,501
62,161	Halliburton Co	1,526,052
7,280	Helmerich & Payne Inc	265,866
20,047	Hess Corp	1,009,166
48,766	Marathon Oil Corp	1,516,135
6,314	Massey Energy Co	172,688
13,127	Murphy Oil Corp	650,443
19,001	Nabors Industries Ltd *	334,798
28,813	National-Oilwell Varco Inc	952,846
11,938	Noble Energy Inc	720,219
55,360	Occidental Petroleum Corp	4,271,024
18,424	Peabody Energy Corp	720,931
7,780	Pioneer Natural Resources Co	462,521
11,970	QEP Resources Inc *	355,573
10,831	Range Resources Corp	434,865
7,492	Rowan Cos Inc *	164,374
81,608	Schlumberger Ltd	4,516,187
16,754	Smith International Inc	630,788
23,772	Southwestern Energy Co *	918,550
44,516	Spectra Energy Corp	893,436
8,492	Sunoco Inc	295,267
10,898	Tesoro Corp	127,180
38,810	Valero Energy Corp	697,804
40,121	Williams Cos Inc	733,412
		$68,455,825

Paper & Forest Products --- 0.22%
29,778	International Paper Co	673,876
11,471	MeadWestvaco Corp	254,656
14,523	Weyerhaeuser Co	511,210
		$1,439,742

Personal Loans --- 0.82%
82,012	American Express Co	3,255,876
30,981	Capital One Financial Corp	1,248,534
37,265	Discover Financial Services	520,965
32,008	SLM Corp *	332,563
		$5,357,938

Pharmaceuticals --- 6.00%
105,876	Abbott Laboratories	4,952,879
21,181	Allergan Inc	1,234,005
116,715	Bristol-Myers Squibb Co	2,910,872
69,717	Eli Lilly & Co	2,335,520
20,738	Forest Laboratories Inc *	568,843
188,618	Johnson & Johnson ~	11,139,779
16,441	King Pharmaceuticals Inc *	124,787
212,544	Merck & Co Inc ~	7,432,664
20,945	Mylan Inc * †	356,903
550,743	Pfizer Inc ~	7,853,595
7,058	Watson Pharmaceuticals Inc *	286,343
		$39,196,190

Photography/Imaging --- 0.01%
21,125	Eastman Kodak Co * †	91,682
		$91,682

Pollution Control --- 0.32%
22,201	Republic Services Inc	660,036
5,663	Stericycle Inc *	371,379
32,855	Waste Management Inc	1,028,033
		$2,059,448

Printing & Publishing --- 0.21%
15,725	Gannett Co Inc	211,659
21,658	McGraw-Hill Cos Inc	609,456
2,835	Meredith Corp †	88,254
9,185	New York Times Co Class A *	79,450
13,757	RR Donnelley & Sons Co	225,202
398	Washington Post Co Class B	163,371
		$1,377,392

Railroads --- 0.77%
26,477	CSX Corp	1,314,054
25,337	Norfolk Southern Corp	1,344,128
34,393	Union Pacific Corp	2,390,657
		$5,048,839

Real Estate --- 1.34%
7,594	Apartment Investment & Management Co Class A REIT	147,096
5,586	AvalonBay Communities Inc REIT	521,565
9,534	Boston Properties Inc REIT	680,155
18,638	CB Richard Ellis Group Inc Class A *	253,663
18,980	Equity Residential REIT	790,327
20,139	HCP Inc REIT	649,483
8,299	Health Care Inc REIT	349,554
43,323	Host Hotels & Resorts Inc REIT	583,994
27,105	Kimco Realty Corp REIT	364,291
11,166	Plum Creek Timber Co Inc REIT †	385,562
32,453	ProLogis REIT	328,749
9,328	Public Storage REIT	820,024
20,001	Simon Property Group Inc REIT	1,615,081
10,747	Ventas Inc REIT	504,572
10,783	Vornado Realty Trust REIT	786,606
		$8,780,722

Restaurants --- 1.18%
9,340	Darden Restaurants Inc	362,859
73,367	McDonald's Corp	4,832,684
51,157	Starbucks Corp	1,243,115
32,203	Yum! Brands Inc	1,257,205
		$7,695,863

Retail --- 4.06%
5,836	Abercrombie & Fitch Co	179,107
23,314	Amazon.com Inc *	2,547,288
7,058	AutoNation Inc * †	137,631
1,977	AutoZone Inc *	381,996
18,063	Bed Bath & Beyond Inc *	669,776
23,503	Best Buy Co Inc	795,812
5,436	Big Lots Inc *	174,441
12,161	CarMax Inc *	242,004
93,252	CVS Caremark Corp	2,734,149
14,426	Expedia Inc	270,920
9,327	Family Dollar Stores Inc	351,535
10,056	GameStop Corp Class A *	188,952
32,730	Gap Inc	636,926
115,892	Home Depot Inc	3,253,088
16,173	JC Penney Co Inc	347,396
21,110	Kohl's Corp *	1,002,725
18,336	Limited Brands Inc	404,675
98,006	Lowe's Cos Inc	2,001,283
28,899	Macy's Inc	517,292
11,332	Nordstrom Inc	364,777
17,388	Office Depot Inc *	70,247
9,204	O'Reilly Automotive Inc *	437,742
3,234	priceline.com Inc *	570,930
8,227	RadioShack Corp	160,509
8,520	Ross Stores Inc	454,031
3,237	Sears Holdings Corp * †	209,272
6,166	Sherwin-Williams Co	426,626
49,854	Staples Inc	949,719
50,461	Target Corp	2,481,167
8,392	Tiffany & Co	318,141
28,006	TJX Cos Inc	1,174,852
8,783	Urban Outfitters Inc *	302,047
67,029	Walgreen Co	1,789,674
		$26,546,730

Savings & Loans --- 0.11%
32,432	Hudson City Bancorp Inc	396,968
23,867	People's United Financial Inc	322,204
		$719,172

Shoes --- 0.28%
26,849	NIKE Inc Class B	1,813,650
		$1,813,650

Specialized Services --- 1.66%
8,826	Apollo Group Inc Class A *	374,840
34,766	Automatic Data Processing Inc	1,399,331
20,282	Cognizant Technology Solutions Corp Class A *	1,015,317
10,469	Computer Sciences Corp	473,722
4,493	DeVry Inc	235,838
8,347	Equifax Inc	234,217
22,172	Fidelity National Information Services Inc	594,653
10,566	Fiserv Inc *	482,444
23,018	H&R Block Inc	361,152
6,615	Mastercard Inc Class A	1,319,891
8,047	Monster Worldwide Inc *	93,747
22,109	Paychex Inc	574,171
10,122	Robert Half International Inc	238,373
20,856	SAIC Inc *	349,129
14,321	Total System Services Inc	194,766
30,929	Visa Inc Class A	2,188,227
47,613	Western Union Co	709,910
		$10,839,728

Telephone & Telecommunications --- 2.93%
27,645	American Tower Corp Class A *	1,230,202
404,122	AT&T Inc ~	9,775,711
20,458	CenturyTel Inc	681,456
20,525	Frontier Communications Corp †	145,933
19,925	MetroPCS Communications Inc *	163,186
101,898	Qwest Communications International Inc	534,965
204,164	Sprint Nextel Corp *	865,655
193,389	Verizon Communications Inc	5,418,760
32,861	Windstream Corp	347,012
		$19,162,880

Textiles --- 0.23%
21,240	Coach Inc	776,322
3,804	Polo Ralph Lauren Corp	277,540
6,120	VF Corp	435,621
		$1,489,483

Tobacco --- 1.54%
142,897	Altria Group Inc	2,863,656
10,691	Lorillard Inc	769,538
126,836	Philip Morris International Inc	5,814,162
11,615	Reynolds American Inc	605,374
		$10,052,730

Transportation --- 0.02%
3,447	Ryder System Inc	138,673
		$138,673

Utilities --- 1.51%
15,811	Ameren Corp	375,828
26,166	CenterPoint Energy Inc	344,345
15,317	CMS Energy Corp	224,394
19,307	Consolidated Edison Inc	832,132
41,153	Dominion Resources Inc	1,594,267
11,321	DTE Energy Co	516,351
9,798	EQT Corp	354,100
5,545	Integrys Energy Group Inc	242,538
2,868	Nicor Inc	116,154
18,330	NiSource Inc	265,785
7,120	Oneok Inc	307,940
25,542	PG&E Corp	1,049,776
34,836	Public Service Enterprise Group Inc	1,091,412
11,970	Questar Corp	188,942
7,374	SCANA Corp	263,694
16,957	Sempra Energy	793,418
15,534	TECO Energy Inc	234,097
8,016	Wisconsin Energy Corp	406,732
31,389	Xcel Energy Inc	646,927
		$9,848,832
TOTAL COMMON STOCK --- 97.53%		$637,477,179
(Cost $697,031,089)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

15,171,000	Federal Home Loan Bank	15,171,000
	0.00% July 1, 2010
1,605,000	United States of America	1,604,656
	0.11% September 9, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.57%		$16,775,656
(Cost $16,775,656)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,394,818	Bank of America LLC	1,394,817
	Repurchase Agreement
	0.05% July 1, 2010
1,394,818	BNP Paribas Securities Corp	1,394,818
	Repurchase Agreement
	0.04% July 1, 2010
1,671,205	Barclays Capital Inc	1,671,205
	Repurchase Agreement
	0.01% July 1, 2010
1,394,818	Household Bank Securities Inc	1,394,818
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.90%		$5,855,658
(Cost $5,855,658)

OTHER ASSETS & LIABILITIES --- (1.00%)		$(6,509,714)

TOTAL NET ASSETS --- 100%		$653,598,779
(Cost $719,662,403)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
S&P 500 Emini Long Futures	340	$17,452,200	Sept 2010	$(791,306)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2010.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Asset for Futures

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$930.34	$2.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010